Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Reconciliations of Loss Used in Calculating Loss Per Share

(a) Reconciliations of loss used in calculating loss per share

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the group used in calculating loss per share:
From continuing operations	55,149,150	38,342,457	47,949,119

Schedule of Weighted Average Number of Shares Used as the Denominator

(b) Weighted average number of shares used as the denominator

	2026 Number	2025 Number	2024 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	3,073,344,067	2,081,058,451	386,460,137